FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: / /     (a)

       or fiscal year ending:    12/31/99   (b)

Is this a transition report? (Y/N)        N

Is this an amendment to a previous filing? (Y/N)         N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Ameritas Variable Life Insurance Company - Separate Account V
   B.  File Number: 811-4473
   C.  Telephone Number: (402) 467-1122


2. A.  Street:   5900 "O" Street
   B.  City:       Lincoln         C. State:  NE    D. Zip Code: 68510  Zip Ext:
   E.  Foreign Country:                                Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)                N

4. Is this the last filing on this form by Registrant? (Y/N)                 N

5. Is Registrant a small business investment company (SBIC)? (Y/N)           N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                        Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio  company?  (Y/N)         N
       [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending   12/31/99                             If filing more than one
File number 811- 4473                                    Page 50, "X" box:   [ ]

123. [/] State the total value of the additional  units  considered in answering
     item 122 ($000's omitted)                                         $ 75,843


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                               $


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted)                $ 12,940


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) ($000's omitted) $      0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                        NUMBER OF   TOTAL ASSETS   TOTAL INCOME
                                          SERIES      ($000'S     DISTRIBUTIONS
                                        INVESTING     OMITTED)  ($000'S OMITTED)

A.  U.S. Treasury direct issue                         $              $
                                          ---------   -----------   ----------
B.  U.S. Government agency                           $              $
                                          ---------   ------------  ----------
C.  State and municipal tax-free                     $              $
                                          ---------   ------------  ----------
D.  Public utility debt                              $              $
                                          ---------   ------------  ----------
E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent                      $              $
                                          ---------   ------------  ----------
F.  All other corporate intermed. &
    long-term debt                                   $              $
                                          ---------   ------------  ----------
G.  All other corporate short-term debt              $              $
                                          ---------   ------------  ----------
H.  Equity securities of brokers or
    dealers or parents of brokers
    or dealers                                       $              $
                                          ---------   ------------  ----------
I.  Investment company equity securities             $              $
                                          ---------   ------------  ----------
J.  All other equity securities                      $   402,722    $   22,839
                                          ---------   -----------   ----------
K.  Other securities                                 $              $
                                          ---------   ------------  ----------
L.  Total assets of all series of
    registrant                                       $   402,722    $
                                          ---------   ------------  ----------

This report is signed on behalf of the registrant (or depositor or trustee).


City of:      Lincoln          State of:     NE                  Date: 02/22/00

Name of Registrant, Depositor, or Trustee:  Ameritas Variable Life Insurance
                                            Company (Depositor)

By (Name and Title):                               Witness (Name and Title):

/s/ Lawrence J. Arth                               /s/ Donald R. Stading
----------------------                             ------------------------
Lawrence J. Arth                                   Donald R. Stading
Director, Chairman of the Board, and               Secretary and General Counsel
    Chief Executive Officer